Consolidated statement of changes in equity - CAD ($) $ in Millions	Total	Preference shares [member]	Common shares [member]	Additional paid-in capital [member]	Retained earnings [member]	Retained earnings [member] IFRS15 [Member]	Retained earnings [member] IFRS16 [Member]	Retained earnings [member] Preference shares [member]	Retained earnings [member] Common shares [member]	AOCI, net of tax [member]	AOCI, net of tax [member] Net foreign currency translation adjustments [member]	AOCI, net of tax [member] Net gains (losses) on cash flow hedges [member]	AOCI, net of tax [member] Reserve of remeasurements of defined benefit plans [member]	AOCI, net of tax [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member]	Non-controlling interests [member]
Balance at beginning of year (Previously stated [member]) at Oct. 31, 2018					$ 18,537
Balance at beginning of year (Impact of adopting IFRS [member]) at Oct. 31, 2018					18,543	$ 6
Balance at beginning of year at Oct. 31, 2018		$ 2,250	$ 13,243	$ 136							$ 1,024	$ (18)	$ (143)	$ (12)	$ 65	$ (139)	$ 173
Net income attributable to equity shareholders	$ 1,178				1,178
Net income attributable to non-controlling interests	4																4
Net gains (losses) on equity securities designated at FVOCI															2
Net change in securities measured at FVOCI																92
Net change in foreign currency translation adjustments											(28)
Net change in cash flow hedges	43											43
Net change in post-employment defined benefit plans	(135)												(135)
Net change attributable to changes in credit risk	10													10
Dividends								$ (23)	$ (603)								(2)
Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings															(9)
Issue of equity		325	104
Compensation expense arising from equity-settled share-based awards				4
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI					9
Exercise of stock options and settlement of other equity-settled share-based awards				(9)
Treasury shares			3
Other					(3)												(1)
Balance at end of year at Jan. 31, 2019	36,083	2,575	13,350	131	19,101					$ 752	996	25	(278)	(2)	58	(47)	174
Balance at beginning of year (Impact of adopting IFRS [member]) at Jul. 31, 2019					20,535
Balance at beginning of year at Jul. 31, 2019		2,825	13,525	128							1,037	72	(374)	3	49	28	182
Net income attributable to equity shareholders	1,185				1,185
Net income attributable to non-controlling interests	8																8
Net gains (losses) on equity securities designated at FVOCI															1
Net change in securities measured at FVOCI																49
Net change in foreign currency translation adjustments											(44)
Net change in cash flow hedges	41											41
Net change in post-employment defined benefit plans	11												11
Net change attributable to changes in credit risk	13													13
Premium on purchase of common shares for cancellation					(79)
Dividends								(32)	(641)								(2)
Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings															(5)
Issue of equity			97
Compensation expense arising from equity-settled share-based awards				2
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI					5
Purchase of common shares for cancellation, Amount			(30)
Exercise of stock options and settlement of other equity-settled share-based awards				(4)
Treasury shares			(1)
Other				(1)	(1)												(2)
Balance at end of year (Previously stated [member]) at Oct. 31, 2019					20,972
Balance at end of year (Impact of adopting IFRS [member]) at Oct. 31, 2019					21,099		$ 127
Balance at end of year at Oct. 31, 2019	38,580	2,825	13,591	125	20,972					881	993	113	(363)	16	45	77	186
Net income attributable to equity shareholders	1,205				1,205
Net income attributable to non-controlling interests	7																7
Net gains (losses) on equity securities designated at FVOCI															36
Net change in securities measured at FVOCI																38
Net change in foreign currency translation adjustments											77
Net change in cash flow hedges	3											3
Net change in post-employment defined benefit plans	(105)												(105)
Net change attributable to changes in credit risk	(22)													(22)
Premium on purchase of common shares for cancellation					(119)
Dividends								$ (31)	$ (641)								(2)
Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings															(29)
Issue of equity			123
Compensation expense arising from equity-settled share-based awards				3
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI					29
Purchase of common shares for cancellation, Amount			(46)
Exercise of stock options and settlement of other equity-settled share-based awards				(4)
Treasury shares			1
Other				(1)	1
Balance at end of year at Jan. 31, 2020	$ 39,230	$ 2,825	$ 13,669	$ 123	$ 21,543					$ 879	$ 1,070	$ 116	$ (468)	$ (6)	$ 52	$ 115	$ 191